SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Warranties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Movement in Standard Product Warranty Accrual [Roll Forward]
Accrued warranty at the beginning of the period	$ 24,048	$ 7,022
Additions	5,244	8,790
Utilization	(6,034)	(1,541)
Foreign currency translation adjustment	1,315	(55)
Accrued warranty at the end of the period	24,573	14,216
Current portion	4,207	2,259
Non-current portion	$ 20,366	$ 11,957